Insurance (Tables)	12 Months Ended
Jun. 30, 2022
Disclosure of Insurance Text Block Abstract
Schedule of liabilities covered by insurance
Insurance type	Coverage – R$
Civil liability (D&O)	30,000
Civil, professional and general liability	10,761
Machinery/Automobile	15,041
Completion guarantee	10,420
Fire/lightning/explosion/electrical damage (office)	13,202
Rural multi-risk	131,724